CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule showing break-down of the Company's total investments

	Accounting Method	December 31, 2016	December 31, 2015
			(Restated)
		(in thousands)
Cortina	Cost Method	$—	$—
GCT Semiconductor, Inc.	Cost Method	—	811
Xalted Networks	Cost Method	—	—
UTStarcom Hong Kong Holdings Ltd	Cost Method	3,499	3,499
SBI	Cost Method	—	1,283

Total Investments using Cost Method		3,499	5,593

ACELAND	Equity Method	2,554	1,109
UiTV	Equity Method	—	—
Shareholder Loan to ACELAND	Equity Method	—	7,119

Total Investments using Equity Method		2,554	8,228

AioTV	AFS	1,700	5,700

SBI	AFS	479	—

Total Investments Classified as AFS		2,179	5,700

Total Investment		$8,232	$19,521

Less :Short-term investment
SBI	AFS	479	—

Short-term Investment		$479	$—

Long-term Investment		$7,753	$19,521

Summary of condensed financial information of equity method investees

	Condensed Year Ended December 31, 2016	Condensed Year Ended December 31, 2015		Condensed Year Ended December 31, 2014
	(In thousands)	(In thousands)		(In thousands)
Operating data:
Revenue	$—	$—		$—
Gross profit	$—	$—		$—
Income (loss) from operations	$950		$(9)	$(2)
Net income (loss)	$2,812		$(9)	$(2)
Net income (loss) attributable to Equity method investees	$984		$(3)	$(1)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(In thousands)	(In thousands)	(In thousands)
Balance sheet data:
Current assets	$18,616	$7	$7
Long-term assets	$105	$18,238	$18,381
Current liabilities	$(11,669)	$(14,135)	$(14,233)
Long-term liabilities	$—	$—	$—
Non-controlling interests	$—	$—	$—

Summary of available-for-sale investments

The following is a summary of available-for-sale investment as of December 31,2016:

	Cost	Cash Collection	Impairment charges and equity losses	Transfer-out from available-for-sale investments	Realized gain	Estimated fair value
	(in thousands)
Security of a private company	$479	$—	$—	$—	$—	$479
Convertible bonds of privately-held company	800	—	—	—	—	800
Preferred convertible shares of privately-held company	5,200	—	(4,300)	—	—	900

Total available-for-sale investments	$6,479	$—	$(4,300)	$—	$—	$2,179

The following is a summary of available-for-sale investments as of December 31, 2015:

	Cost	Cash Collection	Impairment charges and equity losses	Transfer-out from available-for-sale investments	Realized gain	Estimated fair value
	(in thousands)
Security of a public company	$2,299	$(2,299)	$—	$—	$—	$—
Convertible bonds of privately-held company	40,700	(10,000)	(20,000)	(10,000)	(200)	500
Preferred convertible shares of privately-held company	8,000	—	(2,800)	—	—	5,200

Total available-for-sale investments	$50,999	$(12,299)	$(22,800)	$(10,000)	$(200)	$5,700

Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2015
Short-term investments	$—	$—	$—	$—

Long-term investments	—	—	5,700	5,700

As of December 31, 2016
Short-term investments	—	—	479	479

Long-term investments	$—	$—	$1,700	$1,700

Schedule of changes in financial assets using unobservable inputs (Level 3)

Amount In thousands
As of December 31, 2013	$53,971

Less: Share of loss from Associates	(3,570)
Less: Impairment Charges	(2,401)
Add: Unrealized gain	200

As of December 31, 2014	$48,200

Less: Share of loss from Associates	(13,954)
Less: Impairment Charges	(8,846)
Less: Cash Collection	(10,000)
Less: Transfer-out from available-for-sale investments	(10,000)
Add: New invest in convertible bond	500
Add: Unrealized gain	(200)

As of December 31, 2015	$5,700

Less: Impairment Charges	(4,300)
Add: New invest in convertible bond	300

As of December 31, 2016	$1,700

AioTV
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule of significant inputs for the valuation model used to estimate fair value of investments

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Total fair value of invested Capital as at valuation date (in thousands)	900	5,200
Risk free rate of interest	0.8%	1.6%
Dividend yield	0%	0%
Expiration date	2017/11/14	2017/11/14
Volatility	41.0%	50.8%